Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 81,539	$ 12,186	¥ 62,540	¥ 29,243